COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

34.    COMMITMENTS AND CONTINGENCIES

Capital commitments – As of December 31, 2021 and 2020, the Group had entered into purchase agreements of approximately RUB 67,614 and 62,616 million to acquire property, plant and equipment, intangible assets and costs related thereto.

Taxation – Management believes that it has adequately provided for tax liabilities in the accompanying condensed consolidated financial statements. However, the risk remains that the relevant tax authorities could take different positions with regard to interpretive issues and the effect could be significant.

The Group estimates the following contingent liabilities in respect of additional tax settlements:

	December 31,
	2021	2020
Contingent liabilities for additional taxes other than income tax	860	1,043
Contingent liabilities for additional income taxes	1,132	892

Licenses – Management believes that as of December 31, 2021 the Group complied with conditions of the licenses used.

Litigation – In the ordinary course of business, the Group is party to various legal, tax and customs proceedings, and subject to claims, some of which relate to developing markets and evolving fiscal and regulatory environments within MTS’s markets of operation.

Litigation related to operations in Turkmenistan - In September 2017, the Group’s subsidiary in Turkmenistan MTS Turkmenistan or MTS-TM, suspended the provision of telecommunication services to its subscribers, due to the termination by Turkmen state-owned companies and state authorities of line rental, frequency allocation, interconnect, and other agreements necessary to provide telecommunication services. The license for the provision of telecommunication services on the territory of Turkmenistan was valid until July 2018.

In July 2018, the Group filed a Request for Arbitration against the Sovereign State of Turkmenistan with the World Bank’s International Center for Settlement of Investments Disputes (“ICSID”) in order to protect its legal rights and investments in Turkmenistan. As of December 31, 2021 the case is pending.

Antimonopoly proceedings – In August 2018, the Federal Antimonopoly Service of Russia (“FAS Russia”) charged MTS and other federal operators with violation of antimonopoly laws in respect to establishing discriminatory terms and conditions for bulk SMS pricing for the banks with state-owned equity interest as compared to the terms and conditions for other banks and later – with establishing unreasonably high bulk SMS prices. In May 2019, FAS Russia considered that MTS had breached the provisions of antimonopoly laws in respect to establishing discriminatory terms and conditions for bulk SMS pricing and charging unreasonably high bulk SMS prices, prescribing MTS to cease its violations. MTS contested the decision and the prescription of FAS Russia in the Moscow Arbitration Court, which upheld the position of FAS Russia in November 2019, following by the Arbitration Court of Appeal in March 2020. MTS filed a cassation appeal to the Arbitration Court of the Moscow District, which also upheld the position of FAS

Russia. In December 2020, MTS cassation appeal was rejected by the Judicial Chamber of the Supreme Court. In March 2021, Deputy Chairman of the Supreme Court of the Russian Federation upheld the rejection. In August 2021, the Group paid the fine imposed by FAS Russia in full amount of RUB 189 million.

In April, June and July 2021, JSC “Tinkoff Bank”, PJSC “Sovсombank” and JSC “Raiffeisenbank” initiated litigations against the Group, claiming reimbursement for losses incurred in connection with violation of antimonopoly laws in respect to establishing unreasonably high bulk SMS prices. Commercial Court of the City of Moscow has dismissed all three claims in full. It’s currently impossible to predict the timing or outcome of the litigations on violation of antimonopoly laws in respect to establishing unreasonably high bulk SMS prices. Management of the Group believes that as of December 31, 2021 it has adequately provided for claims related to SMS pricing.

Potential adverse effects of economic instability and sanctions in Russia – In February 2022, following an escalation in conflict between Russia and Ukraine, the EU, US, UK and certain other countries have imposed significant new sanctions and export controls on Russian and Belarusian persons and entities. These include, among others, restrictions targeting several major Russian financial institutions and the Central Bank of Russia (“CBR”), a number of companies and individuals as well as technology export controls.

On February 28, 2022, trading on the Moscow Exchange in all equity securities was suspended (including MTS PJSC ordinary shares), with the suspension later extended through at least March 1. Also on February 28, the New York Stock Exchange halted trading in the Company’s American depositary shares (“ADSs”) and those of certain other Russian companies.

Developments relating to these matters are highly unpredictable, occur swiftly and often with little notice and are mostly outside the control of the Group, and the risk that any Group member, or individuals holding positions within the Group as well as its counterparties, may be affected by future sanctions designations cannot be excluded. Current and future risks to the Group include, among others, the risk of reduced or blocked access to capital markets and ability to obtain financing on commercially reasonable terms (or at all), the risk of restrictions on the import of certain equipment and software, as well as the risk of further depreciation of the Russian ruble against other currencies (which has already occurred to a significant extent), which may adversely impact the Company's investment process as a significant portion of its capital expenditures are denominated in or linked to foreign currencies. In addition, rate hikes by the Central Bank of Russia, which has increased its key rate to 20%, will increase the Company's financing costs due to the impact on floating-rate credit facilities.

In addition, the CBR has prohibited Russian securities market professionals from carrying out depositary activities and register maintenance and from effecting sales of securities of Russian companies by non-Russian residents (with a very limited number of exceptions), with the effect that, among other things, no ADSs can be converted into ordinary shares for such non-Russian residents. Furthermore, the CBR has prohibited Russian companies from making any payments, including dividends, on securities of Russian companies to non-Russian residents, with the result that any non-Russian resident holders of our ADSs as of the relevant record date for payment of dividends would be ineligible to receive such dividends. These developments could materially adversely affect the liquidity in, and the value of, our ADSs.

Operations of MTS Bank, the Group’s subsidiary, are susceptible to the risks affecting the Group’s borrowers’ ability to repay amounts due to the Group, which may be impacted by the overall macroeconomic environment and business climate. Adverse changes in economic conditions may result in deterioration in the value of collateral held against loans and other obligations.

The Group is currently unaware of any designation of the Company, its subsidiaries, or members of its management team with regards to sanctions recently imposed by the EU, US, UK, and certain other countries.

Management remains focused on ensuring operational continuity and providing uninterrupted connectivity and other services for customers. Management believes it is taking the appropriate measures to support the sustainability of the Group’s business in the current circumstances.

Compliance monitorship – In March 2019, the Group reached a resolution with the United States Securities and Exchange Commission (“SEC”) and the United States Department of Justice (“DOJ”) relating to the previously disclosed investigation concerning the Group’s former subsidiary in Uzbekistan, consented to the entry of an administrative cease-and-desist order (the “Order”) by the SEC and entered a deferred prosecution agreement (“DPA”). Under the DPA and the Order in September 2019 the Group appointed an independent compliance monitor for, inter alia, review, testing and perfecting MTS’ anti-corruption compliance code, policies, and procedures.

As of December 31, 2021 the Group has not received notice from the SEC, the DOJ or the monitor of any breach of the terms of the DPA or the Order. However, given a variety of factors, including the COVID-19 pandemic, the Group has agreed to a one-year extension of the DPA and the monitorship with the DOJ and the SEC to (i) provide the Group with adequate time to implement necessary enhancements to certain critical components of the Group’s anti-corruption compliance and ethics program and (ii) allow the monitor sufficient time to be able to complete its review of the remedial efforts, including the Group’s implementation of the monitor’s recommendations and an assessment of the sustainability of the Group’s remedial actions. The term of the monitorship will continue until September 2023.

In connection with compliance monitorship, certain transactions were identified relating to the Group’s subsidiary in Armenia, and such transactions were disclosed to the DOJ and SEC. The DOJ and SEC have requested information regarding the transactions and the Group has initiated an investigation into the matter. It’s currently impossible to predict the timing or outcome of the investigation.

In December 2020, the Group received a request for information from the DOJ concerning certain historical transactions with a supplier of telecommunication and information technology. Currently, the Group is cooperating to provide information to the DOJ and the SEC responsive to the request.

Class action complaint - In March 2019, a proposed class action complaint on behalf of Shayan Salim and all other persons similarly situated has been filed in the United States District Court for the Eastern District of New York against MTS PJSC and certain of its managers. On 1 March 2021, US District Judge of Eastern District Court of New York granted MTS’s motion to dismiss with prejudice and dismissed the complaint in full. The plaintiff has filed an appeal for dismissal resolution of Eastern District Court of New York. As of December 31, 2021 the appeal is pending. It’s currently impossible to predict the outcome of the litigation.